Deposits (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 17, 2025	Sep. 30, 2025	Sep. 30, 2024	Aug. 29, 2025	Apr. 02, 2025	Mar. 31, 2025
Deposits [Line Items]
Increase in provision for deposits		$ 0	$ 0
National Administration of Electricity [Member]
Deposits [Line Items]
Security deposit				$ 6,400	$ 15,900	$ 3,400
National Administration of Electricity [Member] | Zunz S.A. [Member]
Deposits [Line Items]
Security deposit	$ 19,000
Payments for deposits	$ 3,300